UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                 PLACECITYWASHINGTON, STATED.C. POSTALCODE20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------
Check here if Amendment [ ]; Amendment Number:
                                               ------------
This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Andreeff Equity Advisors, L.L.C.
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         140 East St. Lucia Lane
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         Santa Rosa Beach, FL 32459
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         --------------------------------
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Form 13F File Number:
28-                       11306
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dane Andreeff
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Title:    Managing Member
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Phone:    (850) 622-3353
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Signature, Place, and Date of Signing:

/s/ Dane Andreeff          Santa Rosa Beach, FL        February 5, 2010
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   [Signature]               [City, State]                   [Date]


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None




                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
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Form 13F Information Table Entry Total:                     73
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Form 13F Information Table Value Total:                   773,601
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                                                        (x thousand)



List of Other Included Managers:  NONE

          COLUMN 1            COLUMN 2   COLUMN 3    COLUMN 4            COLUMN 5          COLUMN 6   COLUMN7      COULMN 8
                              TITLE OF                 VALUE   SHRS OR                    INVESTMENT   OTHER   VOTING AUTHORITY
       NAME OF ISSUER          CLASS      CUSIP      (x $1000) PRN AMT    SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLIED NEVADA GOLD CORP       COM       019344100    4,917       326,030  SH                Sole                326,030

ANADARKO PETE CORP            COM       032511107   22,270       356,780  SH                Sole                356,780

ANNALY CAP MGMT INC           COM       035710409    1,191        68,670  SH                Sole                 68,670

ARCHER DANIELS MIDLAND CO     COM       039483102   25,532       815,451  SH                Sole                815,451

ARDEA BIOSCIENCES INC         COM       03969P107   16,224     1,158,841  SH                Sole              1,158,841

ASTEC INDS INC                COM       046224101      605        22,469  SH                Sole                 22,469

AURIZON MINES LTD             COM       05155P106    3,160       703,409  SH                Sole                703,409

BANK OF AMERICA CORPORATION   COM       060505104    7,530       500,000  SH                Sole                500,000

BARRETT BILL CORP             COM       06846N104    6,278       201,816  SH                Sole                201,816

BARRICK GOLD CORP             COM       067901108   35,751       907,855  SH                Sole                907,855

BARRICK GOLD CORP             CALL      067901908   39,793     1,010,500  SH    CALL        Sole              1,010,500

BENIHANA INC                  CL A      082047200    2,434       642,287  SH                Sole                642,287

BENIHANA INC                  COM       082047101    2,258       537,634  SH                Sole                537,634

BROWN & BROWN INC             COM       115236101    1,028        57,221  SH                Sole                 57,221

CALGON CARBON CORP            COM       129603106      697        50,144  SH                Sole                 50,144

CAMECO CORP                   COM       13321L108   23,471       729,581  SH                Sole                729,581

CITIGROUP INC.                COM       172967101    9,930     3,000,000  SH                Sole              3,000,000

CROSS A T CO                  CL A      227478104    1,373       262,602  SH                Sole                262,602

DENISON MINES CORP            COM       248356107   14,043    11,200,129  SH                Sole             11,200,129

DEPOMED INC                   COM       249908104    1,908       569,630  SH                Sole                569,630

DEVON ENERGY CORP NEW         COM       25179m103   15,336       208,655  SH                Sole                208,655

ELDORADO GOLD CORP NEW        COM       284902103   16,451     1,160,990  SH                Sole              1,160,990

EVEREST RE GROUP LTD          COM       G3223R108   26,680       311,392  SH                Sole                311,392

EXETER RES CORP               COM       301835104    1,505       211,956  SH                Sole                211,956

FAMOUS DAVES AMER INC         COM       307068106    2,362       390,495  SH                Sole                390,495

FIVE STAR QUALITY CARE INC    COM       33832D106    1,343       386,890  SH                Sole                386,890

FOSTER L B CO                 COM       350060109      420        14,100  SH                Sole                 14,100

FRANKLIN COVEY CO             COM       353469109      834       132,382  SH                Sole                132,382

GAMMON GOLD INC               COM       36467T106   39,248     3,564,743  SH                Sole              3,564,743

GENCO SHIPPING & TRADING LTD  SHS       Y2685T107    5,607       250,534  SH                Sole                250,534

GEOKINETICS INC               COM PAR
                              $0.01     372910307   12,212     1,269,410  SH                Sole              1,269,410

GOLDCORP INC NEW              COM       380956409   17,932       455,828  SH                Sole                455,828

GOODRICH PETE CORP            COM NEW   382410405   11,100       455,844  SH                Sole                455,844

HALLMARK FINL SVCS INC EC     COM NEW   40624Q203    4,765       598,581  SH                Sole                598,581

HEALTHCARE SVCS GRP INC       COM       421906108    1,657        77,213  SH                Sole                 77,213

HILLTOP HOLDINGS INC          COM       432748101    1,178       101,162  SH                Sole                101,162

HMS HLDGS CORP                COM       40425J101      900        18,482  SH                Sole                 18,482

HUNTSMAN CORP                 COM       447011107    9,134       809,007  SH                Sole                809,007

INTERNATIONAL COAL GRP INC N  COM       45928H106   20,939     5,424,533  SH                Sole              5,424,533

J ALEXANDERS CORP             COM       466096104    1,930       520,294  SH                Sole                520,294

JAGUAR MNG INC                COM       47009M103    4,476       400,022  SH                Sole                400,022

KEEGAN RES INC                COM       487275109      309        48,962  SH                Sole                 48,962

KINROSS GOLD CORP             COM
                              NO PAR    496902404   31,301     1,701,166  SH                Sole              1,701,166

MADDEN STEVEN LTD             COM       556269108    1,147        27,806  SH                Sole                 27,806

MAG SILVER CORP               COM       55903Q104      508        84,841  SH                Sole                 84,841

MCCORMICK & SCHMICKS SEAFD R  COM       579793100      329        47,309  SH                Sole                 47,309

NOBLE ENERGY INC              COM       655044105   21,760       305,539  SH                Sole                305,539

NOVAGOLD RES INC              COM NEW   66987E206   31,474     5,134,484  SH                Sole              5,134,484
                              UNIT
                              RESTG

NUSTAR GP HOLDINGS LLC        LLC       67059L102      981        36,426  SH                Sole                 36,426

NVIDIA CORP                   COM       67066G104   13,814       739,497  SH                Sole                739,497

OCCIDENTAL PETE CORP DEL      COM       674599105   23,799       292,546  SH                Sole                292,546

OMEGA HEALTHCARE INVS INC     COM       681936100    5,329       274,007  SH                Sole                274,007

OMEGA PROTEIN CORP            COM       68210P107      552       126,507  SH                Sole                126,507

PAN AMERICAN SILVER CORP      COM       697900108   20,520       861,821  SH                Sole                861,821

PEABODY ENERGY CORP           COM       704549104   13,198       291,923  SH                Sole                291,923

PETROQUEST ENERGY INC         COM       716748108    8,125     1,325,420  SH                Sole              1,325,420

PLAINS EXPL& PRODTN CO        COM       726505100    2,773       100,265  SH                Sole                100,265

PORTFOLIO RECOVERY ASSOCS IN  COM       73640Q105      802        17,871  SH                Sole                 17,871

QUATERRA RES INC              COM       747952109   14,004     7,371,421  SH                Sole              7,371,421

SEACOR HOLDINGS INC           COM       811904101   11,812       154,912  SH                Sole                154,912

SHUTTERFLY INC                COM       82568P304    1,042        58,511  SH                Sole                 58,511

STONE ENERGY CORP             COM       861642106   16,256       900,592  SH                Sole                900,592

SUN HEALTHCARE GROUP INC      COM NEW   866933401      917       100,000  SH                Sole                100,000

TERRA INDS INC                COM       880915103    1,508        46,846  SH                Sole                 46,846

TITAN INTL INC ILL            COM       88830M102      607        74,894  SH                Sole                 74,894

TRANSOCEAN LTD                REG SHS   H8817H100   13,041       157,498  SH                Sole                157,498

ULTRA PETROLEUM CORP          COM       903914109    1,963        39,366  SH                Sole                 39,366

UNITED STATES STL CORP NEW    COM       912909108   16,536       300,000  SH                Sole                300,000

VALERO ENERGY CORP NEW        PUT       91913Y950   16,750     1,000,000  SH    PUT         Sole              1,000,000

VALIDUS HOLDINGS LTD          COM SHS   G9319H102      872        32,368  SH                Sole                 32,368

XTO ENERGY INC                COM       98385X106   15,862       340,904  SH                Sole                340,904

YAMANA GOLD INC               COM       98462Y100   57,928     5,090,324  SH                Sole              5,090,324

YAMANA GOLD INC               CALL      98462Y900   11,380     1,000,000  SH    CALL        Sole              1,000,000